VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 98.3%
Canada : 7.0%
Alimentation Couche-Tard,
Inc. 144A
3.55%, 07/26/27 $ 75 $ 72,445
3.80%, 01/25/50 25 19,129
Bank of Montreal
7.70% (US Treasury
Yield Curve Rate T 5
Year+3.45%), 05/26/84 25 25,795
Bank of Nova Scotia
1.30%, 09/15/26 50 46,582
2.45% (Term SOFR USD 3
Month+1.85%), 02/02/32 † 100 85,054
4.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 05/04/37 25 23,101
8.00% (US Treasury
Yield Curve Rate T 5
Year+4.02%), 01/27/84 25 26,247
Brookfield Finance, Inc.
3.50%, 03/30/51 25 17,918
4.70%, 09/20/47 25 22,052
Canadian Imperial Bank of
Commerce
5.24%, 06/28/27 50 50,638
Canadian Natural Resources
Ltd.
6.25%, 03/15/38 25 26,472
Canadian Pacific Railway Co.
1.75%, 12/02/26 25 23,386
6.12%, 09/15/15 25 26,356
CI Financial Corp.
3.20%, 12/17/30 25 20,170
Element Fleet Management
Corp. 144A
6.27%, 06/26/26 25 25,470
Enbridge, Inc.
2.50%, 08/01/33 50 40,797
3.12%, 11/15/29 100 92,171
4.25%, 12/01/26 25 24,675
5.70%, 03/08/33 25 25,828
Fortis, Inc.
3.06%, 10/04/26 25 23,999
Royal Bank of Canada
1.40%, 11/02/26 50 46,505
5.15%, 02/01/34 25 25,416
Toronto-Dominion Bank
1.20%, 06/03/26 75 70,366
2.80%, 03/10/27 25 23,832
884,404
Denmark : 0.4%
Danske Bank A/S 144A
1.55% (US Treasury
Yield Curve Rate T 1
Year+0.73%), 09/10/27 50 46,564
Underline
Finland : 0.4%
Nordea Bank Abp 144A
0.75%, 08/28/25 25 23,908
Par
(000’s) Value
Finland (continued)
4.75%, 09/22/25 $ 25 $ 24,957
48,865
France : 6.6%
BNP Paribas SA 144A
2.59% (US Treasury
Yield Curve Rate T 5
Year+2.05%), 08/12/35 50 42,459
4.38%, 05/12/26 75 73,770
5.12% (US Treasury
Yield Curve Rate T 1
Year+1.45%), 01/13/29 100 100,840
5.18% (SOFR+1.52%),
01/09/30 75 75,830
5.33% (US Treasury
Yield Curve Rate T 1
Year+1.50%), 06/12/29 25 25,402
Credit Agricole SA 144A
5.51%, 07/05/33 † 75 77,809
5.59%, 07/05/26 50 50,662
Danone SA 144A
2.95%, 11/02/26 50 48,038
Societe Generale SA 144A
1.49% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 12/14/26 100 94,696
1.79% (US Treasury
Yield Curve Rate T 1
Year+1.00%), 06/09/27 100 93,459
3.00%, 01/22/30 100 89,134
3.34% (US Treasury
Yield Curve Rate T 1
Year+1.60%), 01/21/33 50 42,720
4.68%, 06/15/27 50 49,883
864,702
Germany : 0.3%
Deutsche Bank AG
3.73% (SOFR+2.76%),
01/14/32 50 43,346
Underline
India : 0.4%
Adani Ports & Special
Economic Zone Ltd. 144A
4.20% (Term SOFR USD 3
Month+1.85%), 08/04/27 50 47,299
Underline
Italy : 1.9%
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33 100 105,993
7.20%, 11/28/33 75 82,654
7.78% (US Treasury
Yield Curve Rate T 1
Year+3.90%), 06/20/54 25 26,881
UniCredit SpA 144A
1.98% (US Treasury
Yield Curve Rate T 1
Year+1.20%), 06/03/27 50 47,168
262,696
Mexico : 0.5%
Infraestructura Energetica
Nova SAPI de CV 144A

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Mexico (continued)
4.75%, 01/15/51 $ 25 $ 18,434
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 50 47,372
65,806
Netherlands : 0.6%
Deutsche Telekom
International Finance BV
144A
3.60%, 01/19/27 50 48,634
Prosus NV 144A
3.26%, 01/19/27 25 23,602
72,236
Norway : 0.4%
Var Energi ASA 144A
8.00%, 11/15/32 50 57,153
Underline
Saudi Arabia : 2.9%
Saudi Arabian Oil Co. 144A
1.62%, 11/24/25 25 23,894
2.25%, 11/24/30 25 21,352
3.25%, 11/24/50 50 33,874
3.50%, 04/16/29 50 47,018
3.50%, 11/24/70 50 32,379
4.25%, 04/16/39 150 132,499
4.38%, 04/16/49 100 82,854
373,870
Sweden : 0.8%
Skandinaviska Enskilda
Banken AB 144A
1.40%, 11/19/25 25 23,919
Svenska Handelsbanken AB
144A
3.95%, 06/10/27 50 49,202
Swedbank AB 144A
5.47%, 06/15/26 25 25,296
98,417
Switzerland : 1.4%
UBS Group AG 144A
1.36% (US Treasury
Yield Curve Rate T 1
Year+1.08%), 01/30/27 50 47,184
2.75% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 02/11/33 50 42,038
3.18% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 02/11/43 50 36,671
5.70% (US Treasury
Yield Curve Rate T 1
Year+1.77%), 02/08/35 50 51,185
177,078
Taiwan : 0.8%
TSMC Global Ltd. 144A
0.75%, 09/28/25 50 47,656
1.25%, 04/23/26 50 47,056
94,712
United Kingdom : 2.3%
Barclays Plc
Par
(000’s) Value
United Kingdom (continued)
2.65% (US Treasury
Yield Curve Rate T 1
Year+1.90%), 06/24/31 $ 25 $ 21,854
2.67% (US Treasury
Yield Curve Rate T 1
Year+1.20%), 03/10/32 100 85,381
2.89% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 11/24/32 50 42,608
3.33% (US Treasury
Yield Curve Rate T 1
Year+1.30%), 11/24/42 50 37,038
4.38%, 01/12/26 50 49,553
HSBC Holdings Plc
4.25%, 08/18/25 50 49,393
285,827
United States : 71.6%
Altria Group, Inc.
2.45%, 02/04/32 75 62,294
3.40% (Term SOFR USD 3
Month+1.85%), 05/06/30 25 23,141
3.40%, 02/04/41 25 18,629
4.25%, 08/09/42 100 82,564
4.80%, 02/14/29 50 49,956
5.38%, 01/31/44 † 25 24,307
5.80%, 02/14/39 50 51,474
5.95%, 02/14/49 60 60,712
Apple, Inc.
2.05% (Term SOFR USD 3
Month+1.85%), 09/11/26 100 95,171
2.85% (Term SOFR USD 3
Month+1.85%), 08/05/61 75 48,084
3.20% (Term SOFR USD 3
Month+1.85%), 05/11/27 100 97,069
3.35% (Term SOFR USD 3
Month+1.85%), 02/09/27 50 48,800
4.10% (Term SOFR USD 3
Month+1.85%), 08/08/62 100 84,185
Ares Capital Corp.
2.15%, 07/15/26 25 23,406
2.88% (Term SOFR USD 3
Month+1.85%), 06/15/28 † 50 45,137
3.88% (Term SOFR USD 3
Month+1.85%), 01/15/26 25 24,371
AT&T, Inc.
3.65% (Term SOFR USD 3
Month+1.85%), 09/15/59 † 175 121,039
3.80% (Term SOFR USD 3
Month+1.85%), 12/01/57 125 89,995
3.85%, 06/01/60 75 54,092
Becton Dickinson & Co.
3.70%, 06/06/27 50 48,706
Berkshire Hathaway Energy
Co.
2.85% (Term SOFR USD 3
Month+1.85%), 05/15/51 25 15,980
3.80%, 07/15/48 50 38,275
4.25%, 10/15/50 50 40,616
4.45%, 01/15/49 50 42,143

Par
(000’s) Value
United States (continued)
5.15%, 11/15/43 $ 25 $ 24,250
6.12%, 04/01/36 50 53,966
Berkshire Hathaway Finance
Corp.
2.85%, 10/15/50 75 50,132
3.85%, 03/15/52 50 40,027
4.20%, 08/15/48 150 130,630
Berkshire Hathaway, Inc.
3.12%, 03/15/26 25 24,497
Berry Global, Inc.
1.57%, 01/15/26 25 23,767
Berry Global, Inc. 144A
4.88%, 07/15/26 50 49,394
5.80%, 06/15/31 25 25,475
Blue Owl Capital Corp.
3.40%, 07/15/26 50 47,827
Broadcom Corp. / Broadcom
Cayman Finance Ltd.
3.88%, 01/15/27 75 73,537
Broadcom, Inc.
3.15%, 11/15/25 50 48,861
Broadcom, Inc. 144A
3.42%, 04/15/33 125 110,423
Cameron LNG LLC 144A
2.90%, 07/15/31 25 21,989
3.70%, 01/15/39 50 42,132
Campbell Soup Co.
4.15%, 03/15/28 25 24,577
5.40%, 03/21/34 † 25 25,452
Capital One Financial Corp.
6.38% (SOFR+2.86%),
06/08/34 50 52,467
Centene Corp.
3.00%, 10/15/30 150 131,274
3.38%, 02/15/30 50 45,103
4.62%, 12/15/29 50 48,162
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
2.25%, 01/15/29 25 21,877
2.80%, 04/01/31 25 20,988
3.85%, 04/01/61 50 30,212
5.05%, 03/30/29 100 98,153
5.38%, 04/01/38 25 22,587
5.38%, 05/01/47 25 20,709
5.50%, 04/01/63 25 19,976
6.48%, 10/23/45 100 94,676
6.65%, 02/01/34 50 51,700
Cheniere Corpus Christi
Holdings LLC
5.12%, 06/30/27 50 50,260
Coca-Cola Co.
3.45%, 03/25/30 50 47,619
Coca-Cola Co./The
5.40%, 05/13/64 50 50,881
Conagra Brands, Inc.
1.38%, 11/01/27 50 44,818
Par
(000’s) Value
United States (continued)
4.85%, 11/01/28 $ 25 $ 24,995
Constellation Brands, Inc.
2.25%, 08/01/31 25 21,033
3.15%, 08/01/29 50 46,384
Corning, Inc.
5.45%, 11/15/79 † 25 23,850
Costco Wholesale Corp.
1.38%, 06/20/27 † 50 46,026
1.60%, 04/20/30 25 21,503
Deutsche Bank AG
2.13% (SOFR+1.87%),
11/24/26 100 95,813
3.74% (SOFR+2.26%),
01/07/33 75 63,217
Duke Energy Carolinas LLC
3.20%, 08/15/49 25 17,404
4.95%, 01/15/33 75 75,846
Equinix, Inc.
3.20%, 11/18/29 50 46,222
Fiserv, Inc.
2.25%, 06/01/27 100 93,548
2.65%, 06/01/30 50 44,671
3.50%, 07/01/29 50 47,315
4.20%, 10/01/28 75 73,494
5.15%, 03/15/27 25 25,299
General Mills, Inc.
2.88%, 04/15/30 100 90,508
GLP Capital LP / GLP
Financing II, Inc.
5.30%, 01/15/29 50 49,949
HCA, Inc.
2.38%, 07/15/31 50 42,071
4.12%, 06/15/29 75 72,379
5.12%, 06/15/39 25 23,851
5.25%, 06/15/26 25 25,064
5.50%, 06/15/47 125 119,411
Home Depot, Inc.
2.70%, 04/15/30 75 68,133
5.95%, 04/01/41 25 27,063
International Flavors &
Fragrances, Inc. 144A
1.23%, 10/01/25 25 23,877
1.83%, 10/15/27 75 68,080
3.27%, 11/15/40 25 18,279
IQVIA, Inc.
6.25%, 02/01/29 25 26,138
ITC Holdings Corp. 144A
4.95%, 09/22/27 † 25 25,108
Kellanova
3.25%, 04/01/26 25 24,338
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29 50 48,448
4.05%, 04/15/32 † 50 47,511
4.60%, 05/25/28 25 24,923
KeyBank NA
4.15%, 08/08/25 † 50 49,364
KeyBank NA/Cleveland OH
5.85%, 11/15/27 25 25,340

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26 $ 50 $ 48,475
5.00%, 06/04/42 25 23,248
5.20%, 07/15/45 100 94,280
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 75 87,103
Lowe's Cos, Inc.
3.00%, 10/15/50 25 16,148
4.45%, 04/01/62 † 25 20,029
5.80%, 09/15/62 75 74,793
McCormick & Co., Inc.
3.40%, 08/15/27 25 24,086
McDonald's Corp.
2.12%, 03/01/30 25 21,912
3.50%, 07/01/27 25 24,270
3.60%, 07/01/30 † 25 23,659
3.62%, 09/01/49 50 37,244
3.80%, 04/01/28 † 75 73,131
4.45%, 03/01/47 25 21,528
4.70%, 12/09/35 75 73,482
4.88%, 12/09/45 50 46,223
6.30%, 10/15/37 50 55,549
Meta Platforms, Inc.
4.65%, 08/15/62 50 44,257
MetLife, Inc. 144A
9.25%, 04/08/38 50 58,657
Metropolitan Life Global
Funding I 144A
5.15%, 03/28/33 25 25,298
Mondelez International, Inc.
2.62%, 03/17/27 50 47,503
2.62%, 09/04/50 25 15,506
2.75%, 04/13/30 25 22,643
Nestle Holdings, Inc. 144A
3.50%, 09/24/25 25 24,659
4.00%, 09/12/25 50 49,632
5.00%, 03/14/28 50 50,917
Oracle Corp.
3.85%, 07/15/36 75 64,967
4.12%, 05/15/45 100 80,446
4.30%, 07/08/34 50 46,820
4.38%, 05/15/55 50 40,306
5.38%, 07/15/40 100 97,641
6.50%, 04/15/38 50 55,015
O'Reilly Automotive, Inc.
3.60%, 09/01/27 25 24,185
Pacific Gas and Electric Co.
3.25%, 06/01/31 50 44,021
3.50%, 08/01/50 50 33,800
3.75%, 07/01/28 75 71,576
4.50%, 07/01/40 50 42,572
4.55%, 07/01/30 75 72,617
4.95%, 07/01/50 75 63,993
6.15%, 01/15/33 50 52,111
PepsiCo, Inc.
2.38%, 10/06/26 50 47,846
2.75%, 03/19/30 75 68,699
2.75%, 10/21/51 50 33,006
Par
(000’s) Value
United States (continued)
3.60%, 02/18/28 $ 75 $ 73,181
Philip Morris International,
Inc.
0.88%, 05/01/26 50 46,738
2.75%, 02/25/26 25 24,207
3.38%, 08/15/29 75 70,738
3.88%, 08/21/42 50 40,445
4.12%, 03/04/43 50 41,681
4.38%, 11/15/41 65 56,516
5.38%, 02/15/33 25 25,510
5.62%, 11/17/29 25 26,120
5.75%, 11/17/32 50 52,344
Public Service Co. of
Colorado
1.88%, 06/15/31 50 41,082
Republic Services, Inc.
1.75%, 02/15/32 50 40,506
3.95%, 05/15/28 50 48,942
San Diego Gas & Electric Co.
1.70%, 10/01/30 75 63,379
Sherwin-Williams Co.
3.45%, 06/01/27 50 48,315
Southern Co.
3.25%, 07/01/26 50 48,641
Sprint Capital Corp.
6.88%, 11/15/28 75 80,470
Sprint LLC
7.62%, 03/01/26 75 77,097
Sysco Corp.
3.75%, 10/01/25 25 24,631
Time Warner Cable LLC
4.50%, 09/15/42 25 18,897
5.50%, 09/01/41 25 21,464
5.88%, 11/15/40 25 22,441
6.55%, 05/01/37 100 98,068
6.75%, 06/15/39 75 74,323
T-Mobile USA, Inc.
1.50%, 02/15/26 25 23,727
3.00%, 02/15/41 25 18,424
3.60%, 11/15/60 75 52,344
3.75%, 04/15/27 100 97,485
3.88%, 04/15/30 150 143,094
4.38%, 04/15/40 50 44,368
Tyson Foods, Inc.
3.55%, 06/02/27 50 48,242
5.10%, 09/28/48 25 22,465
5.70%, 03/15/34 25 25,607
UBS AG/Stamford CT
1.25%, 08/07/26 100 93,027
5.00%, 07/09/27 100 100,526
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 50 50,772
Verizon Communications,
Inc.
2.35%, 03/15/32 50 41,843
3.00%, 11/20/60 25 15,488
3.70%, 03/22/61 † 75 54,204

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
United States (continued)
4.02%, 12/03/29 $ 150 $ 145,019
4.12%, 03/16/27 75 74,178
4.33%, 09/21/28 50 49,553
VICI Properties LP
4.75%, 02/15/28 50 49,472
5.12%, 05/15/32 50 48,806
5.62%, 05/15/52 25 23,016
VICI Properties LP / VICI Note
Co., Inc. 144A
4.25%, 12/01/26 75 73,253
Vistra Operations Co. LLC
144A
4.30%, 07/15/29 25 24,031
VMware LLC
3.90%, 08/21/27 25 24,316
Westinghouse Air Brake
Technologies Corp.
3.45%, 11/15/26 25 24,207
Par
(000’s) Value
United States (continued)
Wipro IT Services LLC 144A
1.50%, 06/23/26 $ 25 $ 23,498
9,225,553
Total Corporate Bonds
(Cost: $13,015,866) 12,648,528
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.4%
Money Market Fund: 0.4%
(Cost: $46,584)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 46,584 46,584
Total Investments: 98.7%
(Cost: $13,062,450) 12,695,112
Other assets less liabilities: 1.3% 166,398
NET ASSETS: 100.0% $ 12,861,510
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $681,803.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $3,179,019, or 24.7% of net assets.